Trade receivables	12 Months Ended
Dec. 31, 2017
Trade receivables
Trade receivables

Note 14—Trade receivables

Accounting policies

        Trade receivables are recognized and derecognized on a settlement date basis. An allowance is recognized for trade receivables when objective evidence is received that the Group will not be able to collect all amounts due to it in accordance with the original terms of the receivables. The amount of the write-down is determined as the difference between the asset's carrying amount and the present value of estimated future cash flows.

        Trade receivables are mainly related to milestone and royalty payments from our collaboration agreements, and are due in 30-60 days.

        There are no overdue receivables and there is no provision for bad debts, as no losses are expected on trade receivables.

        At December 31, 2017, trade receivables related to accrued royalty income on sales of Lyxumia® and Soliqua®.

        At December 31, 2016, trade receivables related to accrued royalty income on sales of Lyxumia®.